Related Party Transactions (Details Narrative) (LendingClub Corp) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Apr. 02, 2016	Apr. 01, 2016
Related Party Transaction [Line Items]
Ownership interest, percentage	100.00%	100.00%
Related Party Fund [Member]
Related Party Transaction [Line Items]
Equity method investment			$ 1,010	$ 1,000	$ 10,000
Ownership interest, percentage	23.00%	23.00%		15.00%	15.00%
Related Party Fund [Member] | Director [Member]
Related Party Transaction [Line Items]
Ownership interest, percentage	4.00%	4.00%
Related Party Fund [Member]
Related Party Transaction [Line Items]
Whole loans purchased, value	$ 53,300
Related Party Fund [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Interest expense on loans		$ 6,000	$ 8,600
Related Party Fund [Member] | Investor Fees [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Income from investors fees		$ 625